RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Related Party Transactions [Abstract]
Summary of companies that are related parties

The following companies are related parties that had balances or transactions with YS Group as of and during the six months ended September 30, 2022 and 2021:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang

The following companies are related parties that had balances or transactions with YS Group as of and during the fiscal years ended March 31, 2022 and 2021:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang

Name of related parties	Relationship with YS Group
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Zhongkai Shi*	Chief Medical Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman
*	Zhongkai Shi resigned in September 2021.

Summary of outstanding balances with related parties

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holding Ltd (Hong Kong)	30,088,833	—	$—
	30,088,833	—	$—

Summary of transactions with related parties

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	2,966,777	—	$—
Repayment to YS Group	33,055,610	—	$—

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	30,088,833	2,966,777	$459,412
Repayment to YS Group		33,055,610	$5,118,732